DEBT - SCHEDULE OF RECONCILIATION OF LONG TERM DEBT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Long Term Debt [Abstract]
Beginning balance	$ 269,854,235	$ 209,326,775
Secured bank debt borrowings	13,091,001	199,135,651
Bridge loan borrowings	0	6,540,992
Secured bank debt repayments	(9,230,241)	(152,416,321)
Bridge loan repayments	(1,679,058)	(66,040)
Debt issuance cost	0	(814,661)
Deferred financing cost amortization	227,686	184,423
Debt modification gain	(208,799)	(143,630)	$ (3,775,054)
Debt extinguishment loss	38,219	8,370,997	0
Foreign currency translation effect	(6,207,244)	(263,951)
Ending balance	$ 265,885,799	$ 269,854,235	$ 209,326,775